UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Laidlaw Group, LLC
Address: 2 Depot Plaza, Suite 202C
Bedford Hills, NY 10507
13F File Number: 28-13641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and the it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manger:

Name: Ben Connard
Title: Analyst
Phone: 914-767-0650
Signature, 	Place, 		and Date of Signing
Ben Connard 	Bedford Hills, NY 	January 19, 2010
Report Type: (Check only one):

[ X] 13F Holdings Report.
[ ] 13F Notice.
[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 67
Form 13F Information Table Value Total: 132921

List of Other Included Managers:

No. 13F File Number Name

FORM 13F INFORMATION TABLE

									VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER				TITLE OF CLASS	CUSIP           (x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERSSOLE	SHARED	NONE
3M Company                      	COM		88579y101       $3,414	39,557	SH	0	SOLE		39,557
ABB Ltd                         	COM		375204		$3,634	161,855	SH	0	SOLE		161,855
Abbott Laboratories             	COM		2824100		$215	4,485	SH	0	SOLE		4,485
Apache Corp                     	COM		37411105	$2,988	25,065	SH	0	SOLE		25,065
AT&T Corp                       	COM		00206R102       $216	7,340	SH	0	SOLE		7,340
Atrion Corp                     	COM		49904105	$221	1,234	SH	0	SOLE		1,234
Automatic Data Processing       	COM		53015103	$2,844	61,442	SH	0	SOLE		61,442
Belden Inc                      	COM		77454106	$211	5,725	SH	0	SOLE		5,725
Berkshire Hathaway Inc Cl       	COM		84670108	$361	3	SH	0	SOLE		3
Brown-Forman Corp               	COM		115637209	$3,632	52,167	SH	0	SOLE		52,167
Celgene Corp                    	COM		151020104	$363	6,133	SH	0	SOLE		6,133
Chevron Corp                    	COM		166764100	$975	10,684	SH	0	SOLE		10,684
China Mediaexpress Hldgs        	COM		169442100	$788	49,755	SH	0	SOLE		49,755
Cisco Systems Inc               	COM		17275R102       $2,825	139,640	SH	0	SOLE		139,640
CME Group Inc                   	COM		12572Q105       $2,730	8,485	SH	0	SOLE		8,485
Companhia De Bebidas ADR        	COM		20441W203       $4,039	130,150	SH	0	SOLE		130,150
Danaher Corp                    	COM		235851102	$3,951	83,760	SH	0	SOLE		83,760
Dominion Resources Inc          	COM		25746U109       $224	5,242	SH	0	SOLE		5,242
Dupont (EI) De Nemours &        	COM		263534109	$478	9,582	SH	0	SOLE		9,582
Enerplus Res Fund               	COM	        292766102       $376	12,187	SH	0	SOLE		12,187
Equifax Inc                     	COM		294429105	$1,732	48,645	SH	0	SOLE		48,645
Exxon Mobil Corp                	COM		30231G102       $4,738	64,796	SH	0	SOLE		64,796
Fedex Corp                      	COM		31428X106       $3,209	34,505	SH	0	SOLE		34,505
First Community Bancshare       	COM		31983A103       $172	11,480	SH	0	SOLE		11,480
General Electric Co             	COM		369604103	$407	22,275	SH	0	SOLE		22,275
Google Inc                      	COM		38259P508       $3,767	6,342	SH	0	SOLE		6,342
Intel Corp                      	COM		458140100	$3,078	146,361	SH	0	SOLE		146,361
Intl Business Machines Co       	COM		459200101	$778	5,302	SH	0	SOLE		5,302
Johnson & Johnson               	COM		478160104	$938	15,172	SH	0	SOLE		15,172
Kimco Realty Corp               	COM		49446R109       $706	39,127	SH	0	SOLE		39,127
Laboratory Corp of Americ       	COM		50540R409       $3,231	36,755	SH	0	SOLE		36,755
Landauer Inc                    	COM		51476K103       $546	9,110	SH	0	SOLE		9,110
Microsoft Corp                  	COM		594918104	$3,910	140,094	SH	0	SOLE		140,094
Mocon Inc                       	COM		607494101	$174	13,500	SH	0	SOLE		13,500
Nike Inc Class B                	COM		654106103	$3,745	43,840	SH	0	SOLE		43,840
Noble Corp                      	COM		H5883N103       $1,962	54,860	SH	0	SOLE		54,860
optionsXpress Hldgs Inc         	COM		684010101	$1,860	118,705	SH	0	SOLE		118,705
Oracle Corp                     	COM		68389X105       $228	7,293	SH	0	SOLE		7,293
Pepsico Inc                     	COM		713448108	$212	3,240	SH	0	SOLE		3,240
Pfizer Inc                      	COM		717081103	$367	20,948	SH	0	SOLE		20,948
Plum Creek Timber Co Inc        	COM		729251108	$2,274	60,712	SH	0	SOLE		60,712
Procter & Gamble Co             	COM		742718109	$3,616	56,212	SH	0	SOLE		56,212
Qualcomm Inc                    	COM		747525103	$2,998	60,571	SH	0	SOLE		60,571
Schlumberger Ltd                	COM		806857108	$252	3,014	SH	0	SOLE		3,014
SM Energy Co                    	COM		7845L100        $227	3,850	SH	0	SOLE		3,850
Smucker JM Co                   	COM		832696405	$3,327	50,679	SH	0	SOLE		50,679
Southern Co                     	COM		842587107	$3,274	85,649	SH	0	SOLE		85,649
State Street Corp               	COM		857477103	$1,291	27,860	SH	0	SOLE		27,860
Stryker Corp                    	COM		863667101	$1,964	36,570	SH	0	SOLE		36,570
Sysco Corp                      	COM		871829107	$2,892	98,360	SH	0	SOLE		98,360
United Guardian Inc             	COM		910571108	$173	12,360	SH	0	SOLE		12,360
Urstadt Biddle Pptys Inc        	COM		917286205	$510	26,200	SH	0	SOLE		26,200
Wal-Mart Stores Inc             	COM		931142103	$235	4,362	SH	0	SOLE		4,362
iShares Barclays 1-3 Year       	ETF		464287457	$673	8,015	SH	0	SOLE		8,015
iShares Barclays 1-3 Year       	ETF		464288646	$6,569	62,996	SH	0	SOLE		62,996
iShares Barclays MBS Fixe       	ETF		464288588	$7,838	74,235	SH	0	SOLE		74,235
iShares Barclays Tips Bon       	ETF		464287176	$10,583	98,426	SH	0	SOLE		98,426
iShares DJ US Oil Equip &       	ETF	        464288844       $359	6,370	SH	0	SOLE		6,370
iShares MSCI Australia In       	ETF		464286103	$1,584	62,255	SH	0	SOLE		62,255
iShares MSCI South Korea        	ETF		464286772	$569	9,300	SH	0	SOLE		9,300
iShares S&P NY AMT-Free M       	ETF		464288323	$325	3,250	SH	0	SOLE		3,250
SPDR Barclays Municipal B       	ETF		78464A458       $3,845	177,745	SH	0	SOLE		177,745
SPDR Nuveen Barclays Capi       	ETF		78464A433       $615	28,725	SH	0	SOLE		28,725
Vanguard Europe Pacific E       	ETF		921943858	$966	26,725	SH	0	SOLE		26,725
Vanguard Total Stock Mark       	ETF		922908769	$323	4,969	SH	0	SOLE		4,969
WisdomTree Emerging Mkts        	ETF		97717W281       $3,594	65,940	SH	0	SOLE		65,940
WisdomTree Emerging Mkts        	ETF		97717X867       $1,800	34,610	SH	0	SOLE		34,610


